Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2021
Exploration For And Evaluation Of Mineral Resources [Abstract]
Exploration and Evaluation Assets	EXPLORATION AND EVALUATION ASSETS

($ millions)	2021	2020
Exploration and evaluation assets at cost	1,613.3	1,736.1
Accumulated amortization	(1,564.5)	(1,649.7)
Net carrying amount	48.8	86.4

Reconciliation of movements during the year
Cost, beginning of year	1,736.1	1,848.1
Accumulated amortization, beginning of year	(1,649.7)	(1,602.6)
Net carrying amount, beginning of year	86.4	245.5

Net carrying amount, beginning of year	86.4	245.5
Acquisitions through business combinations	18.6	1.3
Additions	57.8	108.2
Dispositions	(5.4)	(0.2)
Transfers to property, plant and equipment	(57.5)	(198.0)
Amortization	(51.0)	(71.9)
Foreign exchange	(0.1)	1.5
Net carrying amount, end of year	48.8	86.4
Impairment test of exploration and evaluation assets
There were no indicators of impairment at December 31, 2021 or December 31, 2020.
At March 31, 2020, the value of the Company's market capitalization as compared to shareholders' equity as well as the indication that potential further development of E&E assets may not be currently economical was an indicator of impairment. As a result, impairment testing was required and the Company prepared estimates of future cash flows and fair market values of undeveloped land to determine the recoverable amount of the respective assets. As a result of these tests, the Company concluded that the estimated recoverable amounts exceeded the carrying amounts and no impairments were recorded.